Supplemental Cash Flow Information - Activities resulting from management of proceeds (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net change in proceeds managed
Net change in fixed income securities	$ 0	$ 28	$ 94
Net change in short-term investments	196	(33)	(77)
Operating cash flow provided (used)	196	(5)	17
Net change in cash	0	0	0
Net change in proceeds managed	196	(5)	17
Change in Liabilities for Collateral [Roll Forward]
Liabilities for collateral, beginning of year	(530)	(525)	(542)
Liabilities for collateral, end of year	(334)	(530)	(525)
Operating cash flow (used) provided	$ (196)	$ 5	$ (17)